Stock-Based Compensation Plans - Summary of Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2018 Years $ / shares shares	Dec. 31, 2017 Years $ / shares	Dec. 31, 2016 integer $ / shares
Shares under option | shares	147,538
Weighted average exercise price	$ 33.48	$ 28.70	$ 25.35
Weighted average remaining life	6.7	6.0	6.1
$16.71 - $24.75 Exercisable
Shares under option | shares	14,100
Weighted average exercise price	$ 16.71
Weighted average remaining life | Years	2.9
$24.76 - $37.25 Exercisable
Shares under option | shares	32,753
Weighted average exercise price	$ 21.40
Weighted average remaining life | Years	3.7
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $45.97 Exercisable
Shares under option | shares	72,861
Weighted average exercise price	$ 39.04
Weighted average remaining life | Years	7.8
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
$24.76 - $37.25 Non-exercisable
Shares under option | shares	3,542
Weighted average exercise price	$ 26.97
Weighted average remaining life | Years	5.9
Minimum exercise price	$ 24.76
Maximum exercise price	$ 37.25
$37.26 - $45.97 Non-exercisable
Shares under option | shares	24,282
Weighted average exercise price	$ 43.74
Weighted average remaining life | Years	9.5
Minimum exercise price	$ 37.26
Maximum exercise price	$ 45.97
Exercisable
Shares under option | shares	119,714
Weighted average exercise price	$ 31.59
Weighted average remaining life | Years	6.1
Non-exercisable
Shares under option | shares	27,824
Weighted average exercise price	$ 41.61
Weighted average remaining life | Years	9.0
$16.51 - $24.75 Exercisable
Minimum exercise price	$ 16.51
Maximum exercise price	$ 24.75